Business Segments	6 Months Ended
Jun. 30, 2022
Business Segments [Abstract]
BUSINESS SEGMENTS

NOTE 14 – BUSINESS SEGMENTS

The revenues and cost of goods sold from operation consist of the following:

	Revenues		Cost of Sales
	For the Six Months Ended		For the Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2022	2021	2022	2021
Fertilizer sales	$3,038,749	$3,721,181	$1,681,224	$2,176,053
Logistic	450,752	410,338	258,404	231,903
Others	-	120	-	89
Total	$3,489,501	$4,131,639	$1,939,628	$2,408,045